Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Long-Term Debt [Abstract]
LONG-TERM DEBT
5. LONG-TERM DEBT
At September 30, 2025, our outstanding long-term debt consisted of U.S. dollar-denominated, euro-denominated and Canadian dollar-denominated fixed rate senior secured notes and variable rate unsecured debt borrowed under the $500M Credit Facility. The following table is a summary of our outstanding long-term debt at September 30, 2025 and December 31, 2024:

	At September 30, 2025	At December 31, 2024
Fixed Rate Senior Secured Notes (a):
Total U.S. dollar-denominated fixed rate senior secured notes (b)	$15,895	$14,395
Euro-denominated fixed rate senior secured notes:
3.50% Senior Notes due May 15, 2031 measured at issuance (c)	542	542
3.625% Senior Notes due June 15, 2034 measured at issuance (d)	805	—
Euro Notes remeasurement adjustments (e)	61	(24)

Total euro-denominated fixed rate senior secured notes	1,408	518

Canadian dollar-denominated fixed rate senior secured notes:
4.20% Senior Notes due October 1, 2035 measured at issuance (f)	361	—
CAD Notes remeasurement adjustments (g)	(2)	—

Total Canadian dollar-denominated fixed rate senior secured notes	359	—

Total fixed rate senior secured notes	17,662	14,913

Variable Rate Unsecured Debt:
$ 500 M Credit Facility due February 21, 2027	480	480

Total long-term debt	18,142	15,393
Unamortized discount, premium and debt issuance costs	(184)	(159)

Total carrying amount of long-term debt	$17,958	$15,234

(a)	Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information.
(b)	See the following table for details of our outstanding U.S. dollar-denominated fixed rate senior secured notes.
(c)
In May 2024, we issued the 2031 Euro Notes. Our euro-denominated fixed rate payment obligations under the 2031 Euro Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are intended to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the 2031 Euro Notes that are due in euros. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the 2031 Euro Notes at maturity will be $542 million, and the all-in
U.S. dollar fixed rate coupon on the 2031 Euro Notes is 5.371%.

(d)
In June 2025, we issued the 2034 Euro Notes. Our euro-denominated fixed rate payment obligations under the 2034 Euro Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are intended to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the 2034 Euro Notes that are due in euros. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the 2034 Euro Notes at maturity will be $805 million, and the all-in
U.S. dollar fixed rate coupon on the 2034 Euro Notes is 5.4405%.

(e)
The remeasurement of the Euro Notes at September 30, 2025, was calculated based on the exchange rate of €1.00 to $1.1736. The remeasurement at December 31, 2024, which applied solely to the 2031 Euro Notes, was calculated based on the exchange rate of €1.00 to $1.0357.

(f)
On September 26, 2025, we issued the CAD Notes. Our Canadian dollar-denominated fixed rate payment obligations under the CAD Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are intended to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the CAD Notes that are due in Canadian dollars. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the CAD Notes at maturity will be $361 million, and the all-in
U.S. dollar fixed rate coupon on the CAD Notes is 5.022%.

(g)	The remeasurement of the CAD Notes at September 30, 2025, was calculated based on the exchange rate of C$1.00 to $0.7182.

At September 30, 2025 and December 31, 2024, our outstanding U.S. dollar-denominated fixed rate senior secured notes consisted of the following:

	At September 30, 2025	At December 31, 2024
U.S. Dollar-denominated Fixed Rate Senior Secured Notes:
2.95% Senior Notes due April 1, 2025 (a)	$—	$350
0.55% Senior Notes due October 1, 2025 (b)	—	450
3.86% Senior Notes, Series A, due December 3, 2025 (c)	174	174
3.86% Senior Notes, Series B, due January 14, 2026 (c)	38	38
5.50% Senior Notes, Series C, due May 1, 2026 (c)	200	200
4.50% Senior Secured Notes due March 20, 2027	500	—
4.30% Senior Notes due May 15, 2028	600	600
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
5.00% Senior Notes, Series F, due May 1, 2029	100	100
5.15% Senior Notes, Series H, due May 1, 2029	250	—
4.65% Senior Notes due November 1, 2029	650	550
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	100
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	800
5.59% Senior Notes, Series I, due May 1, 2034	150	—
5.35% Senior Secured Notes due April 1, 2035	650	—
5.45% Senior Notes, Series E, due May 1, 2036	100	100
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	900
5.35% Senior Notes due October 1, 2052	300	300
5.49% Senior Notes, Series G, due May 1, 2054	50	50
5.55% Senior Notes due June 15, 2054	750	750
5.80% Senior Secured Notes due April 1, 2055	650	—

Total U.S. dollar-denominated fixed rate senior secured notes	$15,895	$14,395

(a)	In March 2025, we repaid the entire $350 million aggregate principal amount of our 2.95% Senior Secured Notes due 2025 (the 2.95% 2025 Notes) that were redeemed in full.
(b)
In March 2025, we extinguished all of our 0.55% Senior Secured Notes due 2025 (the 0.55% 2025 Notes), of which $450 million aggregate principal amount was outstanding. The 0.55% 2025 Notes matured on October 1, 2025. Pursuant to the terms of the indenture and officer’s certificate governing the 0.55% 2025 Notes, we irrevocably deposited with the trustee cash and U.S. Treasury Notes in an amount sufficient for defeasance of the 0.55% 2025 Notes, whereby our indebtedness in respect of the 0.55% 2025 Notes was satisfied and discharged.

(c)
At September 30, 2025, the $174 million aggregate principal amount of our 3.86% Senior Secured Notes, Series A, due December 3, 2025, $38 million aggregate principal amount of our 3.86% Senior Secured Notes, Series B, due January 14, 2026 and $200 million aggregate principal amount of our 5.50% Senior Secured Notes, Series C, due May 1, 2026 are due within the next 12 months. At September 30, 2025, in accordance with ASC
470-10
“Debt,” our intent to refinance such debt on a long-term basis and our ability to refinance the obligation through the then-available capacity of the AR Facility, the $500M Credit Facility and the $1B Credit Facility resulted in these senior notes due within the next 12 months being classified as long-term debt, noncurrent.

Deed of Trust
Our long-term senior secured notes are secured equally and ratably by a first priority lien on all property acquired or constructed by us for use in our electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.

Long-Term Revolving Borrowing Capacity
Our long-term revolving borrowing capacity includes the borrowing capacities under the AR Facility, the $500M Credit Facility and the $1B Credit Facility. The following table reflects available long-term borrowing capacities under the AR Facility, the $500M Credit Facility and the $1B Credit Facility at September 30, 2025 and December 31, 2024:

	At September 30, 2025	At December 31, 2024
Available unused borrowing capacity under AR Facility	$500	$500
Available unused borrowing capacity under the $500M Credit Facility	20	20
Available unused borrowing capacity under the $1B Credit Facility	1,000	—

Total available unused long-term borrowing capacity	$1,520	$520

AR Facility
In April 2023, we and our bankruptcy-remote special purpose entity Receivables LLC, a wholly owned subsidiary of Oncor, established the AR Facility, a revolving accounts receivable securitization facility. Under the terms of the AR Facility, Oncor sells or contributes all of its existing and future accounts receivable from REPs and certain related rights to Receivables LLC as contemplated by the terms of the AR Facility. Receivables LLC then pledges those REP receivables and related rights to the lenders under the AR Facility as collateral for borrowings. Oncor serves as servicer of the AR Facility and receives a fee from Receivables LLC equal to 1.00% per annum of the aggregate unpaid balance of receivables as of the last day of each settlement period.
Receivables LLC’s sole business consists of the purchase or acceptance through capital contributions of the receivables and related rights from Oncor and the subsequent retransfer of or granting of a security interest in such receivables and related rights to the administrative agent for the benefit of the lenders pursuant to the receivables financing agreement. Receivables LLC is a separate legal entity with its own separate creditors who will be entitled, upon its liquidation, to have amounts owed to them be satisfied out of Receivables LLC’s assets prior to any assets or value in Receivables LLC becoming available to Receivables LLC’s equity holder. The assets of Receivables LLC are not available to pay creditors of Oncor or any affiliate thereof.
Receivables LLC is considered a VIE. See Note 12 for more information related to our consolidated VIE.
Oncor has access to the AR Facility, under which Receivables LLC may borrow at any one time an amount equal to the borrowing base. The borrowing base is defined under the receivables financing agreement as an amount equal to the lesser of (i) the facility limit of $500 million or (ii) the amount calculated based on the outstanding balance of eligible receivables held as collateral at a particular time, subject to certain reserves, concentration limits, and other limitations. Borrowings under the AR Facility bear interest at the daily cost of asset-backed commercial paper issued by the conduit lenders to fund the loans, plus related dealer commissions and note issuance costs, or, if funded by the committed lenders, a rate per annum equal to SOFR calculated based on term SOFR for a one-month
interest period, plus the SOFR Adjustment. Receivables LLC also pays a used and unused fee in connection with the AR Facility.
The agreements relating to the AR Facility contain customary representations and warranties and affirmative and negative covenants. The agreements relating to the AR Facility also contain customary events of default for a facility of this type, the occurrence of which provides for the acceleration of all outstanding loans made under the AR Facility, including Receivables LLC’s failure to pay interest or other amounts due, Receivables LLC becoming insolvent or subject to bankruptcy proceedings or certain judicial judgments or breaches of certain representations and warranties and covenants.
In May 2025, the scheduled termination date of the AR Facility was extended by one year from April 28, 2027 to April 28, 2028. The AR Facility will terminate at the earlier of (i) the scheduled termination date of April 28, 2028, (ii) the date on which the termination date is declared or deemed to have occurred upon the exercise of remedies by the administrative agent, or (iii) the date that is 30 days after notice of termination is provided by Receivables LLC. Subject to the consent of the administrative agent and the lenders, Receivables LLC may, 30 days prior to each anniversary date of the receivables financing agreement, extend the AR Facility in one-year
increments subject to lender approvals.
At September 30, 2025, there were no borrowings under the AR Facility.
$500M Credit Facility
In February 2024, we entered into an unsecured revolving $500M Credit Facility. The $500M Credit Facility has a borrowing capacity of $500 million and a maturity date of February 21, 2027. The $500M Credit Facility gives us the option to request an increase in our borrowing capacity of up to $500 million in $100 million minimum increments, subject to certain conditions, including lender approvals. The $500M Credit Facility also provides us with the option to request that each lender extend the term of its commitment for up to two additional one-year
periods, subject to certain conditions, including lender approvals.

Borrowings under the $500M Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus the SOFR Adjustment, plus an applicable margin of between 0.875% and 1.500%, depending on certain credit ratings assigned to our debt, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate publicly announced from time to time by the administrative agent as its prime rate, (2) the federal funds effective rate, plus 0.50%, and (3) term SOFR for a one-month
interest period on such date, plus the SOFR Adjustment, plus 1.0%), plus, in the case of clauses (1) through (3), an applicable margin of between 0.00% and 0.50%, depending on certain credit ratings assigned to our debt. The $500M Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current rate of interest benchmark.
A commitment fee is payable quarterly in arrears and upon termination or the reduction of the revolving commitments at a rate per annum equal to between 0.075% and 0.625% of the commitments under the $500M Credit Facility, depending on certain credit ratings assigned to our debt and the utilization percentage. The utilization percentage is determined by dividing the aggregate principal amount of loans outstanding under the $500M Credit Facility by the total commitments.
The $500M Credit Facility requires that we maintain a maximum consolidated senior debt to consolidated total capitalization ratio of 0.65 to 1.00 and observe certain customary reporting requirements and other customary covenants for facilities of this type.
The $500M Credit Facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the $500M Credit Facility and cross-default provisions in the event we or any of our subsidiaries default on indebtedness in a principal amount in excess of $100 million or receive judgments for the payment of money in excess of $100 million that are not discharged or stayed within 60 days.
There were $480 million in aggregate borrowings outstanding under the $500M Credit Facility at September 30, 2025. The remaining borrowing capacity was $20 million at September 30, 2025.
$1B Credit Facility
In February 2025, we entered into an unsecured revolving $1B Credit Facility. The $1B Credit Facility has a borrowing capacity of $1.0 billion and a maturity date of February 20, 2028. The $1B Credit Facility gives us the option to request an increase in our borrowing capacity of up to $350 million in $100 million minimum increments, subject to certain conditions, including lender approvals. The $1B Credit Facility also provides us with the option to request that each lender extend the term of its commitment for up to two additional one-year
periods, subject to certain conditions, including lender approvals.
Borrowings under the $1B Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus the SOFR Adjustment, plus an applicable margin of between 0.750% and 1.250%, depending on certain credit ratings assigned to our debt, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate as quoted by The Wall Street Journal on such date, (2) the federal funds effective rate on such date, plus 0.50%, and (3) term SOFR for a one-month
interest period on such date, plus the SOFR Adjustment, plus 1.0%), plus, in the case of clauses (1) through (3), an applicable margin of between 0.00% and 0.25%, depending on certain credit ratings assigned to our debt. The $1B Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current rate of interest benchmark.
A commitment fee is payable quarterly in arrears and upon termination or reduction of the revolving commitments at a rate per annum equal to between 0.040% and 0.150%, depending on certain credit ratings assigned to our debt, of the commitments under the $1B Credit Facility.
The $1B Credit Facility requires that we maintain a maximum consolidated senior debt to consolidated total capitalization ratio of 0.65 to 1.00 and observe certain customary reporting requirements and other customary covenants for facilities of this type.

The $1B Credit Facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the $1B Credit Facility and cross-default provisions in the event we or certain of our subsidiaries default on indebtedness in a principal amount in excess of $150 million that result in acceleration of the maturity of such indebtedness or receive judgments for the payment of money in excess of $150 million that are not discharged or stayed within 60 days.
At September 30, 2025, there were no borrowings under the $1B Credit Facility.
Long-Term Debt-Related Activities in the Nine Months ended September 30, 2025
Senior Secured Notes Issuances
Issuance of Senior Secured Notes Under Indenture (2029 Notes)
In January 2025, we issued $100 million aggregate principal amount of our 4.65% Senior Secured Notes due 2029 (the 2029 Notes). The 2029 Notes constitute an additional issuance of our 4.65% Senior Secured Notes due 2029, $550 million of which we previously issued on November 13, 2024 and are currently outstanding. The 2029 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. We used the net proceeds from the sale of the 2029 Notes for general corporate purposes, including to repay a portion of the CP Notes then outstanding.
The 2029 Notes bear interest at a rate of 4.65% per annum and mature on November 1, 2029. Interest on the 2029 Notes accrued from November 13, 2024 and is payable semi-annually on May 1 and November 1 of each year, beginning on May 1, 2025. Prior to October 1, 2029, we may redeem the 2029 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after October 1, 2029, we may redeem the 2029 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2029 Notes, plus accrued and unpaid interest.
Issuance of 2025 NPA Notes
On January 30, 2025, we issued $250 million aggregate principal amount of our 5.15% Senior Secured Notes, Series H, due May 1, 2029 (the Series H Notes). On February 27, 2025, we issued $150 million aggregate principal amount of our 5.59% Senior Secured Notes, Series I, due May 1, 2034 (the Series I Notes). The Series H Notes and the Series I Notes were issued pursuant to the Note Purchase Agreement, dated January 30, 2025, between Oncor and the purchasers named therein (2025 NPA). We used the proceeds from the sale of the Series H Notes and the Series I Notes for general corporate purposes, including to repay a portion of the CP Notes then outstanding.
The Series H Notes bear interest at a rate of 5.15% per annum and mature on May 1, 2029. Interest on the Series H Notes accrued from January 30, 2025 and will be payable semi-annually on May 1 and November 1 of each year, beginning on November 1, 2025. The Series I Notes bear interest at a rate of 5.59% per annum and mature on May 1, 2034. Interest on the Series I Notes accrued from February 27, 2025 and will be payable semi-annually on May 1 and November 1 of each year, beginning on November 1, 2025. Prior to April 1, 2029 in the case of the Series H Notes and April 1, 2034 in the case of the Series I Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after April 1, 2029 in the case of the Series H Notes and April 1, 2034 in the case of the Series I Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
The 2025 NPA contains customary covenants, restricting, subject to certain exceptions, us from, among other things, entering into mergers and consolidations, and sales of substantial assets. In addition, the 2025 NPA requires that we maintain a consolidated senior debt to consolidated total capitalization ratio of no greater than 0.65 to 1.00.
The 2025 NPA also contains customary events of default, including the failure to pay principal or interest on the Series H Notes and the Series I Notes when due, among others. If any such event of default occurs and is continuing, among other remedies provided in the 2025 NPA, the outstanding principal of the Series H Notes and the Series I Notes may be declared due and payable.
Issuance of Senior Secured Notes Under Indenture (2027 Notes/2035 Notes/2055 Notes)
On March 20, 2025, we issued (i) $500 million aggregate principal amount of our 4.50% Senior Secured Notes due 2027 (the 2027 Notes), (ii) $650 million aggregate principal amount of our 5.35% Senior Secured Notes due 2035 (the 2035 Notes), and (iii) $650 million aggregate principal amount of our 5.80% Senior Secured Notes due 2055 (the 2055 Notes, and together with the 2027 Notes and the 2035 Notes, the Notes Issued March 2025). The Notes Issued March 2025 were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. We used the net proceeds from the sale of the Notes Issued March 2025 for general corporate purposes, including to repay the full $300 million aggregate principal amount then-outstanding under the AR Facility and to repay then-outstanding CP Notes. We issued the CP Notes to fund working capital, to repay the entire $350 million aggregate principal amount of the 2.95% 2025 Notes that were redeemed in full on March 14, 2025, and to pay amounts deposited with the trustee on March 19, 2025, to extinguish all of our 0.55% 2025 Notes.
The 2027 Notes, the 2035 Notes and the 2055 Notes bear interest at the rate of 4.50%, 5.35% and 5.80% per annum, respectively. Interest on the 2027 Notes accrued from March 20, 2025 and is payable semi-annually in arrears on March 20 and September 20 of each year, and at maturity, beginning on September 20, 2025. Interest on the 2035 Notes and the 2055 Notes accrued from March 20, 2025 and is payable semi-annually in arrears on April 1 and October 1 of each year, and at maturity, beginning on October 1, 2025. The 2027 Notes, the 2035 Notes and the 2055 Notes mature on March 20, 2027, April 1, 2035 and April 1, 2055, respectively. At any time prior to their maturity date of March 20, 2027, in the case of the 2027 Notes, January 1, 2035, in the case of the 2035 Notes and October 1, 2054, in the case of the 2055 Notes, we may redeem such notes in whole or in part, at a redemption price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. At any time on or after January 1, 2035, in the case of the 2035 Notes and October 1, 2054, in the case of the 2055 Notes, we may redeem such Notes, in whole or in part, at 100% of the principal amount being redeemed plus accrued and unpaid interest thereon to but excluding the date fixed for redemption.
Issuance of 2034 Euro Notes Under Indenture
On June 16, 2025, we issued €700 million aggregate principal amount of 2034 Euro Notes. The 2034 Euro Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. Our euro-denominated fixed rate payment obligations under the 2034 Euro Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange risk associated with the interest and principal payments on the 2034 Euro Notes that are due in euros. As a result of the cross-currency swaps, the U.S. dollar principal amount due on the 2034 Euro Notes at maturity will be $805 million, and the all-in
U.S. dollar fixed rate coupon on the 2034 Euro Notes is 5.4405%. See Note 10 for more information on our cross-currency swaps activities.
We used the net proceeds from the sale of the 2034 Euro Notes for general corporate purposes, including to repay the full $210 million aggregate principal amount then-outstanding under the AR Facility and to repay then-outstanding CP Notes.
The 2034 Euro Notes bear interest at a rate of 3.625% per annum and mature on June 15, 2034. Interest on the 2034 Euro Notes accrued from June 16, 2025 and will be payable annually on June 15 of each year, and at maturity, beginning on June 15, 2026. At any time prior to March 15, 2034, we may redeem the 2034 Euro Notes in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. At any time on or after March 15, 2034, we may redeem the 2034 Euro Notes in whole or in part, at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest thereon to but excluding the date fixed for redemption. We may also redeem the 2034 Euro Notes for cash in whole, but not in part, at the redemption price equal to 100% of the principal amount plus accrued and unpaid interest, if certain tax events occur that would obligate us to pay certain additional amounts.
Issuance of CAD Notes Under Indenture
On September 26, 2025, we issued C$500 million aggregate principal amount of CAD Notes. The CAD Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. Our Canadian dollar-denominated fixed rate payment obligations under the CAD Notes were effectively converted to U.S. dollar-denominated fixed rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange risk associated with the interest and principal payments on the CAD Notes that are due in Canadian dollars. As a result of the cross-currency swaps, the U.S. dollar principal amount due on the CAD Notes at maturity will be $361 million, and the all-in
U.S. dollar fixed rate coupon on the CAD Notes is 5.022%. See Note 10 for more information on our cross-currency swaps activities.
We used the net proceeds from the sale of the CAD Notes for general corporate purposes, including to repay then-outstanding CP Notes.
The CAD Notes bear interest at a rate of 4.20% per annum and mature on October 1, 2035. Interest on the CAD Notes accrued from September 26, 2025 and will be payable semi-annually on April 1 and October 1 of each year, and at maturity, beginning on April 1, 2026. At any time prior to July 1, 2035, we may redeem the CAD Notes in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. At any time on or after July 1, 2035, we may redeem the CAD Notes in whole or in part, at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest thereon to but excluding the date fixed for redemption. We may also redeem the CAD Notes for cash in whole, but not in part, at the redemption price equal to 100% of the principal amount plus accrued and unpaid interest, if certain tax events occur that would obligate us to pay certain additional amounts.
Senior Secured Notes Repayment
On March 14, 2025, we repaid the entire $350 million aggregate principal amount of the 2.95% 2025 Notes that were redeemed in full. The 2.95% 2025 Notes had a maturity date of April 1, 2025. With the redemption of the 2.95% 2025 Notes, none of the 2.95% 2025 Notes remain outstanding.

Senior Secured Notes Extinguishment
On March 19, 2025, we extinguished all of the 0.55% 2025 Notes, of which $450 million aggregate principal amount was outstanding. The 0.55% 2025 Notes matured on October 1, 2025. Pursuant to the terms of the indenture and officer’s certificate governing the 0.55% 2025 Notes, we irrevocably deposited with the trustee cash and U.S. Treasury Notes in an amount sufficient for defeasance of the 0.55% 2025 Notes, whereby our indebtedness in respect of the 0.55% 2025 Notes was satisfied and discharged. We recognized a $9 million unamortized gain on extinguishment as a regulatory liability due to the pricing of the U.S. Treasury Notes deposited with the trustee. See Note 2 for more details.
AR Facility
The following table summarizes the activity under the AR Facility in the nine months ended September 30, 2025:

Borrowing (Repayment) Amounts
Balance at December 31, 2024	$—
Borrowing on January 30, 2025	300
Repayment on March 20, 2025	(300)
Borrowing on May 29, 2025	210
Repayment on June 17, 2025	(210)

Balance at September 30, 2025	$—

At September 30, 2025, the borrowing base for the AR Facility was $500 million and there were no borrowings outstanding under the AR Facility.
Fair Value of Long-Term Debt
At September 30, 2025 and December 31, 2024, the estimated fair value of our long-term debt (net of unamortized premium, discount and debt issuance costs) totaled $17.200 billion and $13.287 billion, respectively, and the carrying amount totaled $17.958 billion and $15.234 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

6. LONG-TERM DEBT
At December 31, 2024, our long-term debt consisted of U.S. dollar-denominated and euro-denominated fixed rate senior secured notes, and variable rate unsecured debt borrowed under the $500M Credit Facility.
The following table is a summary of our long-term debt at December 31, 2024 and 2023:

	At December 31,
	2024	2023
Fixed Rate Senior Secured Notes:
Total U.S. dollar-denominated fixed rate senior secured notes	$14,395	$13,445
Euro-denominated fixed rate senior secured notes:
Euro Notes measured at issuance (a)	542	—
Remeasurement adjustment at December 31, 2024 (b)	(24)	—

Total euro-denominated fixed rate senior secured notes	518	—
Total fixed rate senior secured notes (c)	14,913	13,445

Variable Rate Unsecured Debt:
$500M Credit Facility due February 21, 2027 (d)	480	—

Total long-term debt	15,393	13,445
Unamortized discount, premium and debt issuance costs	(159)	(151)

Total carrying amount of long-term debt	$15,234	$13,294

(a)
On May 21, 2024, we issued the Euro Notes. Our euro-denominated fixed rate payment obligations under the Euro Notes were effectively converted to U.S. dollar-denominated fixed-rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the Euro Notes that are due in euros. In consideration of the effect of cross-currency swaps, the U.S. dollar principal amount due on the Euro Notes at maturity will be $542 million and the all-in
U.S. dollar fixed-rate coupon on the Euro Notes is 5.371%.

(b)	The remeasurement was calculated based on the exchange rate of €1.00 to $1.0357 on December 31, 2024.
(c)	Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information.
(d)	Amounts borrowed under the $500M Credit Facility are unsecured. See “$500M Credit Facility” below for additional information.

At December 31, 2024 and 2023, our outstanding U.S. dollar-denominated fixed rate senior secured notes consisted of the following:

	At December 31,
	2024	2023
U.S. Dollar-denominated Fixed Rate Senior Secured Notes:
2.75% Senior Notes due June 1, 2024	$—	$500
2.95% Senior Notes due April 1, 2025 (a)	350	350
0.55% Senior Notes due October 1, 2025 (a)	450	450
3.86% Senior Notes, Series A, due December 3, 2025 (a)	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	200
4.30% Senior Notes due May 15, 2028	600	600
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
5.00% Senior Notes, Series F, due May 1, 2029	100	—
4.65% Senior Notes due November 1, 2029	550	—
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	100
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	800
5.45% Senior Notes, Series E, due May 1, 2036	100	100
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	900
5.35% Senior Notes due October 1, 2052	300	300
5.49% Senior Notes, Series G, due May 1, 2054	50	—
5.55% Senior Notes due June 15, 2054	750	—

Total U.S. dollar-denominated fixed rate senior secured notes	$14,395	$13,445

(a)
At December 31, 2024, the $350 million aggregate principal amount of our 2.95% Senior Secured Notes due April 1, 2025, $450 million aggregate principal amount of our 0.55% Senior Secured Notes due October 1, 2025 and $174 million aggregate principal amount of our 3.86% Senior Secured Notes due December 3, 2025 are due within the next 12 months. At December 31, 2024, in accordance with ASC
470-10
“Debt,” our intent to refinance such debt on a long-term basis and our ability to refinance the obligation through the then-available capacity of the AR Facility and the $500M Credit Facility and subsequent issuance of senior secured notes and available capacity of the $1B Credit Facility entered on February 20, 2025, resulted in these senior notes due within the next 12 months being classified as long-term debt, noncurrent.

Deed of Trust
Our long-term senior secured notes are secured equally and ratably by a first priority lien on all property acquired or constructed by us for use in our electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.
AR Facility
In April 2023, we and our bankruptcy-remote special purpose entity Receivables LLC, a wholly owned subsidiary of Oncor, established the AR Facility, a revolving accounts receivable securitization facility. Under the terms of the AR Facility, Oncor sells or contributes all of its existing and future accounts receivable from REPs and certain related rights to Receivables LLC as contemplated by the terms of the AR Facility. Receivables LLC then pledges those REP receivables and related rights to the lenders under the AR Facility as collateral for borrowings. Oncor serves as servicer of the AR Facility and receives a fee from Receivables LLC equal to 1.00% per annum of the aggregate unpaid balance of receivables as of the last day of each settlement period.
Receivables LLC’s sole business consists of the purchase or acceptance through capital contributions of the receivables and related rights from Oncor and the subsequent retransfer of or granting of a security interest in such receivables and related rights to the administrative agent for the benefit of the lenders pursuant to the receivables financing agreement. Receivables LLC is a separate legal entity with its own separate creditors who will be entitled, upon its liquidation, to have amounts owed to them be satisfied out of Receivables LLC’s assets prior to any assets or value in Receivables LLC becoming available to Receivables LLC’s equity holder. The assets of Receivables LLC are not available to pay creditors of Oncor or any affiliate thereof.
Receivables LLC is considered a VIE. See Note 13 for more information related to our consolidated VIE.
Oncor has access to the AR Facility, under which Receivables LLC may borrow at any one time an amount equal to the borrowing base. The borrowing base is defined under the receivables financing agreement as an amount equal to the lesser of (i) the facility limit of $500 million or (ii) the amount calculated based on the outstanding balance of eligible receivables held as collateral at a particular time, subject to certain reserves, concentration limits, and other limitations. Borrowings under the AR Facility bear interest at the daily cost of asset-backed commercial paper issued by the conduit lenders to fund the loans, plus related dealer commissions and note issuance costs, or, if funded by the committed lenders, a rate per annum equal to SOFR calculated based on term SOFR for a one-month
interest period, plus the SOFR Adjustment. Receivables LLC also pays a used and unused fee in connection with the AR Facility.
The agreements relating to the AR Facility contain customary representations and warranties and affirmative and negative covenants. The agreements relating to the AR Facility also contain customary events of default for a facility of this type, the occurrence of which provides for the acceleration of all outstanding loans made under the AR Facility, including Receivables LLC’s failure to pay interest or other amounts due, Receivables LLC becoming insolvent or subject to bankruptcy proceedings or certain judicial judgments or breaches of certain representations and warranties and covenants.
On April 26, 2024, the scheduled termination date of the AR Facility was extended by one year
from April 28, 2026 to April 28, 2027. The AR Facility will terminate at the earlier of (i) the scheduled termination date of April 28, 2027, (ii) the date on which the termination date is declared or deemed to have occurred upon the exercise of remedies by the administrative agent, or (iii) the date that is
30
days after notice of termination is provided by Receivables LLC. Subject to the consent of the administrative agent and the lenders, Receivables LLC may,
30
days prior to each anniversary date of the receivables financing agreement, extend the AR Facility in one-year
increments subject to lender approvals.
$500M Credit Facility
On February 21, 2024, we entered into an unsecured revolving $500M Credit Facility. The $500M Credit Facility has a borrowing capacity of $
500
 million and a maturity date of February 21, 2027. The $500M Credit Facility gives us the option to request an increase in our borrowing capacity of up to $
500
 million in $
100
 million minimum increments, subject to certain conditions, including lender approvals. The $500M Credit Facility also provides us with the option to request that each lender extend the term of its commitment for up to two additional one-year
periods, subject to certain conditions, including lender approvals.
Borrowings under the $500M Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus the SOFR Adjustment, plus an applicable margin of between
0.875
% and
1.500
%, depending on certain credit ratings assigned to our debt, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate publicly announced from time to time by the administrative agent as its prime rate, (2) the federal funds effective rate, plus
0.50
%, and (3) term SOFR for a
one-month
interest period on such date, plus the SOFR Adjustment, plus
1.0
%), plus, in the case of clauses (1) through (3), an applicable margin of between
0.00
% and
0.50
%, depending on certain credit ratings assigned to our debt. The $500M Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current rate of interest benchmark.
A commitment fee is payable quarterly in arrears and upon termination or the reduction of the revolving commitments at a rate per annum equal to between
0.075
% and
0.625
% of the commitments under the $500M Credit Facility, depending on certain credit ratings assigned to our debt and the utilization percentage. The utilization percentage is determined by dividing the aggregate principal amount of loans outstanding under the $500M Credit Facility by the total commitments.

The $500M Credit Facility requires that we maintain a maximum consolidated senior debt to consolidated total capitalization ratio of
0.65
to
1.00
and observe certain customary reporting requirements and other customary covenants for facilities of this type.
The $500M Credit Facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the $500M Credit Facility and cross-default provisions in the event we or any of our subsidiaries defaults on indebtedness in a principal amount in excess of $
100
 million or receives judgments for the payment of money in excess of $
100
 million that are not discharged or stayed within
60
days.
Long-Term Debt-Related Activities in 2024
Senior Secured Notes Issuances
Issuance of 2024 NPA Notes
On April 24, 2024, we issued $
100
 million aggregate principal amount of
5.00
% Senior Secured Notes, Series F, due May 1, 2029 (Series F Notes) and $
50
 million aggregate principal amount of
5.49
% Senior Secured Notes, Series G, due May 1, 2054 (Series G Notes, and together with the Series F Notes, the 2024 NPA Notes). The 2024 NPA Notes were issued pursuant to the Note Purchase Agreement, dated March 27, 2024, between Oncor and the purchasers named therein (2024 NPA). We used the proceeds from the sale of the 2024 NPA Notes for general corporate purposes, including to repay CP Notes then outstanding.
The Series F Notes bear interest at a rate of 5.00% per annum and mature on May 1, 2029. The Series G Notes bear interest at a rate of 5.49% per annum and mature on May 1, 2054. Interest on the 2024 NPA Notes is payable semi-annually on May 1 and November 1, beginning November 1, 2024. Prior to April 1, 2029 in the case of the Series F Notes and November 1, 2053 in the case of the Series G Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after April 1, 2029 in the case of the Series F Notes and November 1, 2053 in the case of the Series G Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
The 2024 NPA contains customary covenants, restricting, subject to certain exceptions, us from, among other things, entering into mergers and consolidations, and sales of substantial assets. In addition, the 2024 NPA requires that we maintain a consolidated senior debt to consolidated total capitalization ratio of no greater than
0.65
to
1.00
.
The 2024 NPA also contains customary events of default, including the failure to pay principal or interest on the 2024 NPA Notes when due, among others. If any such event of default occurs and is continuing, among other remedies provided in the 2024 NPA, the outstanding principal of the 2024 NPA Notes may be declared due and payable.
Issuance of Euro Notes Under Indenture
On May 21, 2024, we issued €
500
 million aggregate principal amount of Euro Notes. The Euro Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. Our euro-denominated fixed-rate payment obligations under the Euro Notes were effectively converted to U.S. dollar-denominated fixed-rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange risk associated with the interest and principal payments on the Euro Notes that are due in euros. As a result of the cross-currency swaps, the U.S. dollar principal amount due on the Euro Notes at maturity will be $
542
 million and the
all-in
U.S. dollar fixed-rate coupon on the Euro Notes is
5.371
%. See Note 10 for more information on our cross-currency swaps activities.
We intend to allocate/disburse the net proceeds from the sale of the Euro Notes, or an amount equal to the net proceeds from the sale of the Euro Notes, to finance and/or refinance, in whole or in part, investments in or expenditures on one or more new and/or existing eligible green projects in accordance with our sustainable financing framework. Eligible green projects will include new and/or existing projects which fall into one or more of the eligible categories of renewable energy, energy efficiency and climate change adaptation, and also meet the eligibility criteria set forth in the applicable offering documents. Prior to the allocation/disbursement of the full amount of the net proceeds from the sale of the Euro Notes to eligible green projects, we temporarily applied such net proceeds to repay $
400
 million aggregate principal amount outstanding under the AR Facility, which amount reflected the entire amount then outstanding, and to repay CP Notes then outstanding.

The Euro Notes bear interest at a rate of 3.50% per annum and mature on May 15, 2031. Interest on the Euro Notes accrued from the date of the original issuance and is payable annually on May 15 of each year, beginning on May 15, 2025. Prior to February 15, 2031, we may redeem the Euro Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after February 15, 2031, we may redeem the Euro Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the Euro Notes, plus accrued and unpaid interest. We may also redeem the Euro Notes for cash in whole, but not in part, at the redemption price equal to 100% of the principal amount of the Euro Notes, plus accrued and unpaid interest, if certain tax events occur that would obligate us to pay certain additional amounts.
Issuance of Senior Secured Notes Under Indenture (2054 Notes)
On June 21, 2024, we issued $750 million aggregate principal amount of 5.55% Senior Secured Notes due June 15, 2054 (2054 Notes). The 2054 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. We used the net proceeds from the sale of the 2054 Notes for general corporate purposes, including to repay CP Notes then outstanding.
The 2054 Notes bear interest at a rate of 5.55% per annum and mature on June 15, 2054. Interest on the 2054 Notes accrued from June 21, 2024 and will be payable semi-annually on June 15 and December 15 of each year, beginning on December 15, 2024. Prior to December 15, 2053, we may redeem the 2054 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after December 15, 2053, we may redeem the 2054 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2054 Notes, plus accrued and unpaid interest.
Issuance of Senior Secured Notes Under Indenture (the Outstanding 2029 Notes)
On November 13, 2024, we issued $550 million aggregate principal amount of 4.65% Senior Secured Notes due November 1, 2029 (the Outstanding 2029 Notes). The Outstanding 2029 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. We used the net proceeds from the sale of the Outstanding 2029 Notes for general corporate purposes, including to repay the full amount then outstanding under the AR Facility and a portion of CP Notes then outstanding.
The Outstanding 2029 Notes bear interest at a rate of 4.65% per annum and mature on November 1, 2029. Interest on the Outstanding 2029 Notes accrued from November 13, 2024 and will be payable semi-annually on May 1 and November 1 of each year, beginning on May 1, 2025. Prior to October 1, 2029, we may redeem the Outstanding 2029 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after October 1, 2029, we may redeem the Outstanding 2029 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the Outstanding 2029 Notes, plus accrued and unpaid interest.
Senior Secured Notes Repayment
We repaid in full at maturity the $500 million aggregate principal amount of our 2.75% Senior Secured Notes due June 1, 2024, plus accrued and unpaid interest on such notes.
AR Facility
The following table summarizes the activity under the AR Facility in 2024:

Borrowing (Repayment) Amounts
Balance at December 31, 2023	$—
Borrowing on January 30, 2024	300
Borrowing on April 29, 2024	100
Repayment on May 21, 2024	(400)
Borrowing on June 27, 2024	140
Borrowing on August 30, 2024	235
Borrowing on September 30, 2024	125
Repayment on November 13, 2024	(500)

Balance at December 31, 2024	$—

At December 31, 2024, the borrowing base for the AR Facility was $500 million and no borrowings were outstanding under the AR Facility.

$500M Credit Facility
The following table summarizes the activity under the $500M Credit Facility in 2024:

Borrowing (Repayment) Amounts
Borrowing on February 28, 2024	$220
Borrowing on March 28, 2024	280
Repayment on December 30, 2024	(20)

Balance at December 31, 2024	$480

Maturities
Long-term debt maturities at December 31, 2024, are as follows:

Years	Amounts (a)
2025	$974
2026	238
2027	480
2028	1,250
2029	968
Thereafter	11,483

Total	$15,393

(a)	Excludes debt discounts, debt premiums and debt issuance costs, but includes the remeasurement adjustment related to the Euro Notes.
Fair Value of Long-Term Debt
At December 31, 2024 and 2023, the estimated fair value of our long-term debt (including current maturities) totaled $
13.446
 billion and $
12.798
 billion, respectively, and the carrying amount totaled $
15.234
 billion and $
13.294
 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.
Long-Term Debt-Related Activities in 2025
Issuance of Senior Secured Notes Under Indenture (the New 2029 Notes)
— On January 14, 2025, we issued $100 million aggregate principal amount of our 4.65% Senior Secured Notes due 2029 (the New 2029 Notes). The New 2029 Notes constitute an additional issuance of our Outstanding 2029 Notes, $550 million of which we previously issued on November 13, 2024 and are currently outstanding. The New 2029 Notes were issued under one of our existing indentures and are secured pursuant to the Deed of Trust. We used the net proceeds from the sale of the New 2029 Notes for general corporate purposes, including to repay a portion of CP Notes then outstanding.
The New 2029 Notes bear interest at a rate of 4.65% per annum and mature on November 1, 2029. Interest on the New 2029 Notes accrued from November 13, 2024 and will be payable semi-annually on May 1 and November 1 of each year, beginning on May 1, 2025. Prior to October 1, 2029, we may redeem the New 2029 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after October 1, 2029, we may redeem the New 2029 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the New 2029 Notes, plus accrued and unpaid interest.
Subsequent Borrowing under AR Facility
— On January 30, 2025, we borrowed $300 million aggregate principal amount under the AR Facility. We used the net proceeds from the borrowing for general corporate purposes, including to repay a portion of CP Notes then outstanding.

Issuance of 2025 NPA Notes
— On January 30, 2025, we issued $250 million aggregate principal amount of 5.15% Senior Secured Notes, Series H, due May 1, 2029 (the Series H Notes). The Series H Notes were issued pursuant to the Note Purchase Agreement, dated January 30, 2025, between Oncor and the purchasers named therein (2025 NPA). We used the proceeds from the sale of the Series H Notes for general corporate purposes, including to repay a portion of CP Notes then outstanding. The 2025 NPA provides for, subject to the satisfaction of the certain customary closing conditions specified therein, our future issuance of $150 million aggregate principal amount of 5.59% Senior Secured Notes, Series I, due May 1, 2034 (the Series I Notes) on or prior to February 28, 2025. Collectively, the Series H Notes and the Series I Notes are referred to as the 2025 NPA Notes.
The Series H Notes bear interest at a rate of 5.15% per annum and mature on May 1, 2029. Interest on the Series H Notes accrued from January 30, 2025 and will be payable semi-annually on May 1 and November 1 of each year, beginning on November 1, 2025. When issued, the Series I Notes will bear interest at a rate of 5.59% per annum and mature on May 1, 2034. Interest on the Series I Notes will accrue from the date of their issuance in February and will be payable semi-annually on May 1 and November 1 of each year, beginning on November 1, 2025. Prior to April 1, 2029 in the case of the Series H Notes and April 1, 2034 in the case of the Series I Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after April 1, 2029 in the case of the Series H Notes and April 1, 2034 in the case of the Series I Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
The 2025 NPA contains customary covenants, restricting, subject to certain exceptions, us from, among other things, entering into mergers and consolidations, and sales of substantial assets. In addition, the 2025 NPA requires that we maintain a consolidated senior debt to consolidated total capitalization ratio of no greater than 0.65 to 1.00.
The 2025 NPA also contains customary events of default, including the failure to pay principal or interest on the 2025 NPA Notes when due, among others. If any such event of default occurs and is continuing, among other remedies provided in the 2025 NPA, the outstanding principal of the 2025 NPA Notes may be declared due and payable.
$1B Credit Facility
— On February 20, 2025, we entered into an unsecured revolving $1B Credit Facility. The $1B Credit Facility has a borrowing capacity of $1.0 billion and a maturity date of February 20, 2028. The $1B Credit Facility gives us the option to request an increase in our borrowing capacity of up to $350 million in $100 million minimum increments, subject to certain conditions, including lender approvals. The $1B Credit Facility also provides us with the option to request that each lender extend the term of its commitment for up to two additional one-year
periods, subject to certain conditions, including lender approvals.
Borrowings under the $1B Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus the SOFR Adjustment, plus an applicable margin of between 0.750% and 1.250%, depending on certain credit ratings assigned to our debt, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate as quoted by The Wall Street Journal on such date, (2) the federal funds effective rate on such date, plus 0.50%, and (3) term SOFR for a one-month
interest period on such date, plus the SOFR Adjustment, plus 1.0%), plus, in the case of clauses (1) through (3), an applicable margin of between 0.00% and 0.25%, depending on certain credit ratings assigned to our debt. The $1B Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current rate of interest benchmark.
A commitment fee is payable quarterly in arrears and upon termination or reduction of the revolving commitments at a rate per annum equal to between 0.040% and 0.150%, depending on certain credit ratings assigned to our debt, of the commitments under the $1B Credit Facility.
The $1B Credit Facility requires that we maintain a maximum consolidated senior debt to consolidated total capitalization ratio of 0.65 to 1.00 and observe certain customary reporting requirements and other customary covenants for facilities of this type.
The $1B Credit Facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the $1B Credit Facility and cross-default provisions in the event we or certain of our subsidiaries defaults on indebtedness in a principal amount in excess of $150 million that results in acceleration of the maturity of such indebtedness or receives judgments for the payment of money in excess of $150 million that are not discharged or stayed within 60 days.
2025 Notes Redemption
 — On February 12, 2025, the trustee under the indenture governing our 2.95% Senior Secured Notes due 2025 (2025 Notes) delivered a notice of redemption on our behalf to the holders of our outstanding 2025 Notes. The 2025 Notes mature on April 1, 2025. The notice provides that we will redeem the entire $350 million aggregate principal amount outstanding of the 2025 Notes. The redemption date will be March 14, 2025 and the redemption price will be equal to 100% of the principal amount of the 2025 Notes, plus accrued interest to, but not including, the redemption date. Upon the redemption of the 2025 Notes, none of the 2025 Notes will remain outstanding.